OCTOBER 31, 2013

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

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SECTOR

FRANKLIN REAL ESTATE SECURITIES FUND

FRANKLIN TEMPLETON INVESTMENTS

Franklin · Templeton · Mutual Series

Semiannual Report

Franklin Real Estate Securities Fund

Your Fund's Goal and Main Investments: Franklin Real Estate Securities Fund seeks to maximize total return by investing at least 80% of its net assets in equity securities of companies operating in the real estate industry, including companies qualifying under federal tax law as real estate investment trusts (REITs) and companies that derive at least half of their assets or revenues from the ownership, construction, management or sale of residential, commercial or industrial real estate.[1]

This semiannual report for Franklin Real Estate Securities Fund covers the period ended October 31, 2013.

Performance Overview

For the six months under review, Franklin Real Estate Securities Fund – Class A had a -6.47% cumulative total return. In comparison, the Standard & Poor's (S&P®) U.S. Property Index, which tracks the investable universe of publicly traded U.S. property companies, had a -6.26% total return.[2] You can find the Fund's long-term performance data in the Performance Summary beginning on page 7.

Economic and Market Overview

The U.S. economy grew moderately during the six-month period ended October 31, 2013, supported by business investment, consumer spending, inventory buildup, exports, and state and local government spending. Solid new and existing home sales accompanied historically low mortgage rates, rising but affordable housing prices, low inventories and multi-year lows in new foreclosures. Manufacturing, a mainstay of economic productivity, expanded

1. A REIT is a type of real estate company that is dedicated to owning and usually operating income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. Equity REITs generally receive income from rents received, are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

2. Source: © 2013 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 16.

Semiannual Report | 3

Portfolio Breakdown
Based on Total Net Assets as of 10/31/13

Retail REITs 26.8%
Specialized REITs 26.3%
Residential REITs 13.9%
Office REITs 13.7%
Diversified REITs 7.3%
Industrial REITs 6.3%
Hotels, Resorts & Cruise Lines 2.0%
Consumer Discretionary 1.1%
Real Estate Development 1.0%
Short-Term Investments & Other Net Assets 1.6%

for most of the period, and the unemployment rate declined to 7.3% in October from 7.5% in April.[3]

Federal Reserve Board (Fed) Chairman Ben Bernanke indicated in May that the Fed might reduce monthly purchases of mortgage-backed securities and Treasuries, assuming ongoing U.S. recovery. In September, he announced that any tapering of Fed purchases would be postponed until U.S. economic growth strengthened. Because of partisan disagreement about a new health care law, Congress did not authorize some routine federal funding, resulting in a temporary shutdown of non-essential U.S. government services beginning on October 1. On October 17, the partial shutdown ended after Congress agreed to fund the government until January 15, 2014, and raise the debt limit through February 7. Near the end of the reporting period, the Fed left its monetary policy unchanged as it awaited more evidence of a sustainable economic expansion. The Fed noted that although the government's fiscal policy may have restrained growth, the economy maintained its underlying strength.

Rising corporate profits and generally favorable economic data bolstered investor confidence, helping U.S. markets overcome brief periods of sell-offs in reaction to Fed statements and to Washington's fiscal negotiations. U.S. stocks generated strong six-month returns as the S&P 500 and Dow Jones Industrial Average reached all-time highs during the reporting period.

Investment Strategy

We are research-driven, fundamental investors with an active investment strategy. We use a bottom-up security selection process that incorporates macro-level views in our evaluation process. We analyze individual stock and real estate market fundamentals to provide regional, property type and company-size perspectives in identifying local cyclical and thematic trends that highlight investment opportunities.

Manager's Discussion

During the six months ended October 31, 2013, key contributors to the Fund's performance relative to its benchmark, the S&P U.S. Property Index, included hotel/resort and entertainment property holdings such as Pebblebrook Hotel Trust. Despite an uncertain economic environment, investor sentiment toward hotel stocks generally remained positive given recovering lodging fundamentals and what we believed to have been attractive stock valuations. Since its initial public offering, Pebblebrook has made what we believed to have been successful

3. Source: Bureau of Labor Statistics.

4 | Semiannual Report

and disciplined capital allocation decisions via accretive acquisitions over the past three years in its core markets such as San Francisco and New York. Pebblebrook’s results have consistently exceeded expectations with strong revenue-per-available-room growth that has remained above the hotel industry average. The Fund’s relative performance was also supported by an overweighted allocation to storage REIT Extra Space Storage. Although valuations appeared somewhat high to us, we believed that storage REIT shares generally remained attractive to investors because of steady and strong storage fundamentals such as high single-digit net-operating-income growth and lack of significant supply growth in the near term. Extra Space Storage remained active with transactions and in our view made accretive acquisitions during the period. Select holdings in the office space sector such as Vornado Realty Trust also contributed to the Fund’s relative performance compared to its benchmark. Shares of Vornado outperformed the broader REIT market during the period as the company continued its simplification strategy by selling non-core assets and businesses. Investors seemed to view the stock as an attractive large-capitalization office REIT investment. Office operating fundamentals in Vornado’s key markets such as New York City also started to improve. At period-end, we maintained a favorable view of this stock compared to other large-capitalization office sector REITs.

In contrast, security selection in the health care property sector hampered the Fund’s relative performance during the period. Similar to other large-capitalization health care REITs, Ventas, which was trading at what we believed to be premium valuations, underperformed the benchmark as a rapid rise in long-term interest rates exacerbated negative investor sentiment for the sector. Although many health care REITs typically pay an above-average dividend yield, they became less attractive in a high interest rate environment, particularly to retail investors. The Fund’s investments in select holdings in the residential property sector such as student-housing operator Campus Crest Communities (sold by period-end) also weighed on relative performance. Campus Crest under-performed during the period based on concerns over weakening fundamentals in student housing arising from declining college enrollments and increased housing supply. Additionally, Campus Crest’s funds-from-operations and net-operating-income growth missed expectations because the company was slower to find tenants for the 2013–2014 school year. An overweighting in the mall/outlet property sector also negatively affected relative performance during the period, reflected by the Fund’s investment in Simon Property Group. Since posting high single-digit to low double-digit growth in 2011 and 2012, tenant sales for all mall portfolios have slowed substantially in 2013 to more long-term average levels. Shares of Simon Property Group also suffered during the review period from the market’s small-cap bias earlier in 2013, when investors allocated capital away from high-quality large-cap holdings.

Semiannual Report | 5

Thank you for your continued participation in Franklin Real Estate Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of October 31, 2013, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

6 | Semiannual Report

Performance Summary as of 10/31/13

Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses.

Semiannual Report | 7

Performance Summary (continued)

Performance1

Cumulative total return excludes sales charges. Aggregate and average annual total returns and value of $10,000 investment include maximum sales charges. Class A: 5.75% maximum initial sales charge; Class C: 1% contingent deferred sales charge in first year only; Class R6/Advisor Class: no sales charges.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

8 | Semiannual Report

Performance Summary (continued)

Endnotes

All investments involve risks, including possible loss of principal. The Fund concentrates in real estate securities, which involve special risks, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments affecting the sector. The Fund’s investments in REITs involve additional risks; since REITs typically are invested in a limited number of projects or in a particular market segment, they are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments. Also, the Fund is a nondiversified fund and investing in a nondiversified fund involves the risk of greater price fluctuation than a more diversified portfolio. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

Class C:	Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.
Class R6: Advisor Class:	Shares are available to certain eligible investors as described in the prospectus. Shares are available to certain eligible investors as described in the prospectus.

1. The Fund has a fee waiver associated with its investments in a Franklin Templeton money fund, contractually guaranteed through at least its current fiscal year end. Fund investment results reflect the fee waiver, to the extent applicable; without this reduction, the results would have been lower.

2. Cumulative total return represents the change in value of an investment over the periods indicated.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

6. Figures are as stated in the Fund’s current prospectus. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

7. Aggregate total return represents the change in value of an investment for the period indicated. Since Class R6 shares have existed for less than one year, average annual total return is not available.

Semiannual Report | 9

Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs:

  Transaction costs, including sales charges (loads) on Fund purchases; and
  Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.
If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.
2.	Multiply the result by the number under the heading “Expenses Paid During Period.”
If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Expenses Paid During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

10 | Semiannual Report

Your Fund’s Expenses (continued)

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

*Expenses are calculated using the most recent six-month expense ratio, annualized for each class (A: 1.00%; C: 1.75%; R6: 0.55%; and Advisor: 0.75%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

Semiannual Report | 11

Franklin Real Estate Securities Trust

Financial Highlights

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective October 1, 2009, the fund no longer retains contingent deferred sales charges.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gThe Trust’s advisor fully reimbursed the Fund for a loss on transactions not meeting the Fund’s investment guidelines, which otherwise would have reduced total return by 0.31%.
hRatios are annualized for periods less than one year.
iBenefit of expense reduction rounds to less than 0.01%.

12 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Real Estate Securities Trust

Financial Highlights (continued)

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective October 1, 2009, the fund no longer retains contingent deferred sales charges.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
gThe Trust’s advisor fully reimbursed the Fund for a loss on transactions not meeting the Fund’s investment guidelines, which otherwise would have reduced total return by 0.31%.
hRatios are annualized for periods less than one year.
iBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 13

Franklin Real Estate Securities Trust

Financial Highlights (continued)

aFor the period May 1, 2013 (effective date) to October 31, 2013.
bThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
cBased on average daily shares outstanding.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

14 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Real Estate Securities Trust

Financial Highlights (continued)

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.
bBased on average daily shares outstanding.
cEffective October 1, 2009, the fund no longer retains contingent deferred sales charges.
dAmount rounds to less than $0.01 per share.
eEffective September 1, 2008, the redemption fee was eliminated.
fTotal return is not annualized for periods less than one year.
gThe Trust’s advisor fully reimbursed the Fund for a loss on transactions not meeting the Fund’s investment guidelines, which otherwise would have reduced total return by 0.31%.
hRatios are annualized for periods less than one year.
iBenefit of expense reduction rounds to less than 0.01%.

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 15

Franklin Real Estate Securities Trust

Statement of Investments, October 31, 2013 (unaudited)

16 | Semiannual Report

Franklin Real Estate Securities Trust

Statement of Investments, October 31, 2013 (unaudited) (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 17

Franklin Real Estate Securities Trust

Financial Statements

Statement of Assets and Liabilities
October 31, 2013 (unaudited)

Franklin Real Estate Securities Fund
Assets:	
Investments in securities:	
Cost - Unaffiliated issuers	$293,480,550
Cost - Sweep Money Fund (Note 7)	8,531,890
Total cost of investments	$302,012,440
Value - Unaffiliated issuers	$451,004,854
Value - Sweep Money Fund (Note 7)	8,531,890
Total value of investments	459,536,744
Receivables:	
Capital shares sold	324,257
Dividends	251,763
Other assets	50
Total assets	460,112,814
Liabilities:	
Payables:	
Investment securities purchased	946,000
Capital shares redeemed	561,043
Management fees	195,005
Distribution fees	119,505
Transfer agent fees	80,866
Accrued expenses and other liabilities	45,217
Total liabilities	1,947,636
Net assets, at value	$458,165,178
Net assets consist of:	
Paid-in capital	$393,742,387
Undistributed net investment income	2,976,003
Net unrealized appreciation (depreciation)	157,524,304
Accumulated net realized gain (loss)	(96,077,516)
Net assets, at value	$458,165,178

18 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Real Estate Securities Trust

Financial Statements (continued)

Statement of Assets and Liabilities (continued)
October 31, 2013 (unaudited)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 19

Franklin Real Estate Securities Trust

Financial Statements (continued)

Statement of Operations
for the six months ended October 31, 2013 (unaudited)

20 | The accompanying notes are an integral part of these financial statements. | Semiannual Report

Franklin Real Estate Securities Trust

Financial Statements (continued)

Semiannual Report | The accompanying notes are an integral part of these financial statements. | 21

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited)

Franklin Real Estate Securities Fund

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin Real Estate Securities Fund (Fund). The Fund offers four classes of shares: Class A, Class C, Class R6, and Advisor Class. Effective May 1, 2013, the Fund began offering a new class of shares, Class R6. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Under procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator, investment manager and other affiliates have formed the Valuation and Liquidity Oversight Committee (VLOC). The VLOC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities and exchange traded funds listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VLOC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VLOC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such

22 | Semiannual Report

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Real Estate Securities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
a.	Financial Instrument Valuation (continued)

investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VLOC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained upon examination by the tax authorities based on the technical merits of the tax position. As of October 31, 2013, and for all open tax years, the Fund has determined that no liability for unrecognized tax benefits is required in the Fund’s financial statements related to uncertain tax positions taken on a tax return (or expected to be taken on future tax returns). Open tax years are those that remain subject to examination and are based on each tax jurisdiction statute of limitation.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Semiannual Report | 23

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Real Estate Securities Fund

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)
c.	Security Transactions, Investment Income, Expenses and Distributions (continued)

Distributions received by the Fund from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At October 31, 2013, there were an unlimited number of shares authorized ($0.01 par value).

Transactions in the Fund’s shares were as follows:

24 | Semiannual Report

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited) (continued)

aEffective March 22, 2013, all Class B shares were converted to Class A.
bFor the period May 1, 2013 (effective date) to October 31, 2013.
cEffective May 1, 2013, a portion of Advisor Class shares were exchanged into Class R6.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

Semiannual Report | 25

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Real Estate Securities Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
a.	Management Fees

The Fund pays an investment management fee to FT Institutional based on the month-end net assets of the Fund as follows:

b. Administrative Fees

Under an agreement with FT Institutional, FT Services provides administrative services to the Fund. The fee is paid by FT Institutional based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are not charged on shares held by affiliates. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

26 | Semiannual Report

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Real Estate Securities Fund

3.	TRANSACTIONS WITH AFFILIATES (continued)
d.	Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

e. Transfer Agent Fees

Each class of shares, except for Class R6, pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholding servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets. Class R6 pays Investor Services transfer agent fees specific to that class.

For the period ended October 31, 2013, the Fund paid transfer agent fees of $379,656, of which $244,579 was retained by Investor Services.

f. Other Affiliated Transactions

At October 31, 2013, one or more of the funds in the Franklin Templeton Fund Allocator Series owned 19.14% of the Fund’s outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended October 31, 2013, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

Semiannual Report | 27

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Real Estate Securities Fund

5. INCOME TAXES (continued)

At April 30, 2013, capital loss carryforwards were as follows:

For tax purposes, the Fund may elect to defer any portion of a post-October capital loss to the first day of the following fiscal year. At April 30, 2013, the Fund deferred post-October capital losses of $198,630.

At October 31, 2013, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended October 31, 2013, aggregated $39,553,203 and $72,642,248, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund invests in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

28 | Semiannual Report

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Real Estate Securities Fund

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $1.5 billion (Global Credit Facility) which matures on January 17, 2014. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.07% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses on the Statement of Operations. During the period ended October 31, 2013, the Fund did not use the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At October 31, 2013, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 1 inputs. For detailed categories, see the accompanying Statement of Investments.

Semiannual Report | 29

Franklin Real Estate Securities Trust

Notes to Financial Statements (unaudited) (continued)

Franklin Real Estate Securities Fund

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2013, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2013-08, Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements. The ASU modifies the criteria used in defining an investment company under U.S. Generally Accepted Accounting Principles and also sets forth certain measurement and disclosure requirements. Under the ASU, an entity that is registered under the 1940 Act automatically qualifies as an investment company. The ASU is effective for interim and annual reporting periods beginning after December 15, 2013. The Fund is currently reviewing the requirements and believes the adoption of this ASU will not have a material impact on its financial statements.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

Selected Portfolio

30 | Semiannual Report

Franklin Real Estate Securities Trust

Shareholder Information

Franklin Real Estate Securities Fund

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting Policies and Procedures (Policies) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.

Semiannual Report | 31

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VALUE | BLEND | GROWTH | SECTOR | GLOBAL | INTERNATIONAL | HYBRID | ALTERNATIVE | ASSET ALLOCATION | FIXED INCOME | TAX-FREE INCOME

FRANKLIN TEMPLETON INVESTMENTS

< GAIN FROM OUR PERSPECTIVE® >

Semiannual Report and Shareholder Letter

Franklin Real Estate Securities Fund

Investment Manager
Franklin Templeton Institutional, LLC

Distributor
Franklin Templeton Distributors, Inc.
(800) DIAL BEN®/342-5236
franklintempleton.com

Shareholder Services
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

© 2013 Franklin Templeton Investments. All rights reserved.

192 S 12/13

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services. N/A

Item 5. Audit Committee of Listed Registrants. N/A

Item 6. Schedule of Investments. N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant's internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN REAL ESTATE SECURITIES TRUST